S000057610 [Member] Annual Fund Operating Expenses - iMGP Low Duration Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.36%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.12%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.02%	[1]

[1]	iM Global Partner Fund Management, LLC (formerly, Litman Gregory Fund Advisors, LLC) (“iM Global” or the “Advisor”), the advisor to the Low Duration Income Fund, has contractually agreed to limit the Low Duration Income Fund’s operating expenses (excluding any taxes, interest, brokerage commissions, borrowing costs, dividend expenses, acquired fund fees and expenses and extraordinary expenses such as but not limited to litigation costs) through April 30, 2027 to an annual rate of 0.98% for the Institutional Class (the “Operating Expense Limitation”). This agreement may be renewed for additional periods not exceeding one (1) year and may be terminated by the Board of Trustees (the “Board”) of Litman Gregory Funds Trust (the “Trust”) upon sixty (60) days’ written notice to iM Global. iM Global may also decline to renew this agreement by written notice to the Trust at least thirty (30) days before the renewal date. Pursuant to this agreement, iM Global may recoup reduced fees and expenses only within three years from the end of the month in which the reimbursement took place, provided that the recoupment does not cause the Low Duration Income Fund’s annual expense ratio to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment.
[2]	iM Global has separately contractually agreed through April 30, 2027, to waive a portion of its advisory fees so that after paying all of the sub‑advisory fees, the net advisory fee as a percentage of the Low Duration Fund’s daily net assets retained by iM Global is 0.40% on the first $1 billion of assets, 0.375% on the next $1 billion of assets, 0.35% on the next $1 billion of assets, 0.325% on the next $1 billion of assets and 0.30% on assets in excess of $4 billion. This agreement may be terminated at any time by the Board of the Trust upon sixty (60) days’ written notice to iM Global, and iM Global may decline to renew this agreement at its expiration on April 30, 2026 by written notice to the Trust at least thirty (30) days before the agreement’s annual expiration date. iM Global has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this advisory fee waiver agreement.